SCHEDULE OF SUBSIDIARIES INCORPORATED AND CONTROLLED (Details) $ in Thousands, $ in Thousands	Jun. 15, 2022 USD ($) shares	Aug. 22, 2002 SGD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Ordinary shares issued			30,840,000	24,800,000
Ordinary shares outstanding			30,840,000	24,800,000
Ordinary shares, value | $			$ 8	$ 6
MWE Holdings Limited [Member]
Background	British Virgin Islands company Incorporated on June 15, 2022 Issued and outstanding 1,000 ordinary shares for US$1,000 Investment holding Provision of investment holding
Ordinary shares issued	1,000
Ordinary shares outstanding	1,000
Ordinary shares, value | $	$ 1,000
Effective ownership	100.00%
Multi Ways Equipment Pte Ltd [Member]
Background		Singaporean company Incorporated on August 22, 2002 Issued and outstanding 7,200,002 ordinary shares for S$7,200,002 Wholesale and retail trading and renting of industrial machinery and equipment
Ordinary shares issued		7,200,002
Ordinary shares outstanding		7,200,002
Ordinary shares, value | $		$ 7,200,002
Effective ownership		100.00%